Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segment Information

	Successor		Predecessor
(In thousands)	Year ended December 31, 2024	Period from March 15, 2023 to December 31, 2023	Period from January 1, 2023 to March 14, 2023
Revenue – Licenses	$6,202	$4,560	$1,204
Revenue – Professional Services	798	1,186	416
Revenue – Hardware	142	-	-
Less:
Cost of revenue	1,285	1,268	483
Research and development	5,744	5,309	1,455
Sales and marketing	2,870	3,242	964
General and administrative	5,489	4,294	2,293
Other noncash expenses(1)	5,495	39,841	806
Interest expense (income), net	1,756	(65)	1
Loss on warrant liabilities	3,152	4,714	-
Loss on debt extinguishment	1,052	-	-
Other expense/(income), net	342	(47)	-
Add:
Income tax benefit	635	3,572	-

Net loss	$(19,408)	$(49,238)	$(4,380)

(1)	Other for the year ended December 31, 2024, includes $2.83 million of stock compensation and related expenses, $2.73 million of intangible amortization expense. Other for the period from March 15, 2023, to December 31, 2023 (Successor), includes $1.08 million of stock compensation expenses, $36.06 millions of goodwill impairment loss, 0.54 million of acquisition related cost, and $2.16 million of intangible amortization expense.